Incorporated herein by reference is a supplement to the prospectus of MFS Massachusetts Municipal Bond Fund, a series of MFS Municipal Series Trust (File No. 2-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 28, 2011 (SEC Accession No. 0000912938-11-000519).